Employee benefits	12 Months Ended
Dec. 31, 2020
Employee benefits
Employee benefits

27.  Employee benefits

a) Employee postretirements obligations

In Brazil, the management of the pension plans is the responsibility of Fundação Vale do Rio Doce de Seguridade Social (“Valia”) a nonprofit entity with administrative and financial autonomy. The Brazilian plans are as follows:

Benefit plan Vale Mais (“Vale Mais”) and benefit plan Valiaprev (“Valiaprev”)-Certain Company’s employees are participants of Vale Mais and Valiaprev plans with components of defined benefits (specific coverage for death, pensions and disability allowances) and components of defined contributions (for programmable benefits). The defined benefits plan is subject to actuarial evaluations. The defined contribution plan represents a fixed amount held on behalf of the participants. Both Vale Mais and Valiaprev were overfunded as at December 31, 2020 and 2019.

Defined benefit plan (“Plano BD”)-The Plano BD has been closed to new entrants since the year 2000, when the Vale Mais plan was implemented. It is a plan that has defined benefit characteristics, covering almost exclusively retirees and their beneficiaries. It was overfunded as of December 31, 2020 and 2019 and the contributions made by the Company are not material.

“Abono complementação” benefit plan-The Company sponsors a specific group of former employees entitled to receive additional benefits from Valia regular payments plus post-retirement benefits that covers medical, dental and pharmaceutical assistance. The contributions made by the Company finished in 2014. The “abono complementação” benefit was overfunded as at December 31, 2020 and 2019.

Other benefits-The Company sponsors medical plans for employees that meet specific criteria and for employees who use the “abono complementação” benefit. Although those benefits are not specific retirement plans, actuarial calculations are used to calculate future commitments. As those benefits are related to health care plans they have the nature of underfunded benefits, and are presented as underfunded plans as at December 31, 2020 and 2019.

The Foreign plans are managed in accordance with their region. They are divided between plans in Canada, United States of America, United Kingdom, Indonesia, New Caledonia, Japan and Taiwan. Pension plans in Canada are composed of a defined benefit and defined contribution component. Currently the defined benefit plans do not allow new entrants. The foreign defined benefit plans are underfunded as at December 31, 2020 and 2019.

Employers’ disclosure about pensions and other post‑retirement benefits on the status of the defined benefit elements of all plans is provided as follows.

i. Change in benefit obligation

	Overfunded pension plans	Underfunded pension plans	Other benefits
Benefit obligation as at December 31, 2018	3,577	3,929	1,280
Service costs	6	55	10
Interest costs	305	153	59
Benefits paid	(433)	(249)	(62)
Effect of changes in the actuarial assumptions	718	373	176
Translation adjustment	(167)	160	42
Benefit obligation as at December 31, 2019	4,006	4,421	1,505
Service costs	7	53	18
Interest costs	222	134	64
Benefits paid	(368)	(248)	(53)
Effect of changes in the actuarial assumptions	118	271	243
Translation adjustment	(880)	1	(44)
Benefit obligation as at December 31, 2020	3,105	4,632	1,733

ii. Evolution of assets fair value

	Overfunded pension plans	Underfunded pension plans	Other benefits
Fair value of plan assets as at December 31, 2018	4,737	3,273	—
Interest income	416	123	—
Employer contributions	27	56	62
Benefits paid	(433)	(247)	(62)
Return on plan assets (excluding interest income)	757	382	—
Translation adjustment	(200)	139	—
Fair value of plan assets as at December 31, 2019	5,304	3,726	—
Interest income	298	109	—
Employer contributions	(39)	54	53
Participant contributions	—	—	—
Benefits paid	(368)	(248)	(53)
Return on plan assets (excluding interest income)	(114)	305	—
Translation adjustment	(1,112)	46	—
Fair value of plan assets as at December 31, 2020	3,969	3,992	—

iii. Reconciliation of assets and liabilities recognized in the statement of financial position

	Plans in Brazil
	December 31, 2020			December 31, 2019
	Overfunded	Underfunded	Other	Overfunded	Underfunded	Other
	pension plans	pension plans	benefits	pension plans	pension plans	benefits
Balance at beginning of the year	1,298	—	—	1,220	—	—
Interest income	74	—	—	110	—	—
Changes on asset ceiling	(278)	—	—	59	—	—
Translation adjustment	1,172	—	—	(91)	—	—
Balance at end of the year	2,266	—	—	1,298	—	—

Amount recognized in the statement of financial position
Present value of actuarial liabilities	(3,105)	(317)	(465)	(4,006)	(412)	(303)
Fair value of assets	3,969	109	—	5,304	163	—
Effect of the asset ceiling	(864)	—	—	(1,298)	—	—
Liabilities	—	(208)	(465)	—	(249)	(303)

Current liabilities	—	(32)	(49)	—	(7)	(20)
Non-current liabilities	—	(176)	(416)	—	(242)	(283)
Liabilities	—	(208)	(465)	—	(249)	(303)

	Foreign plan
	December 31, 2020			December 31, 2019
	Overfunded	Underfunded	Other	Overfunded	Underfunded	Other
	pension plans	pension plans	benefits	pension plans	pension plans	benefits
Amount recognized in the statement of financial position
Present value of actuarial liabilities	—	(4,315)	(1,268)	—	(4,009)	(1,202)
Fair value of assets	—	3,883	—	—	3,563	—
Liabilities	—	(432)	(1,268)	—	(446)	(1,202)

Current liabilities	—	(7)	(47)	—	(6)	(46)
Non-current liabilities	—	(425)	(1,221)	—	(440)	(1,156)
Liabilities	—	(432)	(1,268)	—	(446)	(1,202)

	Total
	December 31, 2020			December 31, 2019
	Overfunded	Underfunded	Other	Overfunded	Underfunded	Other
	pension plans	pension plans	benefits	pension plans	pension plans	benefits
Balance at beginning of the year	1,298.	—	—	1,220	—	—
Interest income	74	—	—	110	—	—
Changes on asset ceiling	(278)	—	—	59	—	—
Translation adjustment	1,172	—	—	(91)	—	—
Balance at end of the year	2,266	—	—	1,298	—	—

Amount recognized in the statement of financial position
Present value of actuarial liabilities	(3,105)	(4,632)	(1,733)	(4,006)	(4,421)	(1,504)
Fair value of assets	3,969	3,991	—	5,304	3,726	—
Effect of the asset ceiling	(864)	—	—	(1,298)	—	—
Liabilities	—	(641)	(1,733)	—	(695)	(1,504)

Current liabilities	—	(47)	(96)	—	(13)	(76)
Non-current liabilities	—	(594)	(1,637)	—	(682)	(1,428)
Liabilities	—	(641)	(1,733)	—	(695)	(1,504)

iv. Costs recognized in the income statement

	Year ended December 31,
	2020			2019			2018
	Overfunded	Underfunded		Overfunded	Underfunded		Overfunded	Underfunded
	pension	pension	Other	pension	pension	Other	pension	pension	Other
	plans	plans	benefits	plans	plans	benefits	plans	plans	benefits
Service cost	7	52	18	7	55	10	5	101	36
Interest on expense on liabilities	222	134	64	317	153	57	282	158	59
Interest income on plan assets	(297)	(107)	—	(432)	(123)	—	(406)	(127)	—
Interest expense on effect of (asset ceiling)/ onerous liability	74	—	—	114	—	—	124	—	—
Total of cost, net	6	79	82	6	85	67	5	132	95

v. Costs recognized in the statement of comprehensive income

	Year ended December 31,
	2020			2019			2018
	Overfunded	Underfunded		Overfunded	Underfunded		Overfunded	Underfunded
	pension	pension	Other	pension	pension	Other	pension	pension	Other
	plans	plans	benefits	plans	plans	benefits	plans	plans	benefits
Balance at beginning of the year	(173)	(459)	(238)	(166)	(468)	(128)	(163)	(496)	(189)
Effect of changes actuarial assumptions	(118)	(271)	(243)	(718)	(373)	(176)	(679)	172	32
Return on plan assets (excluding interest income)	(114)	305	—	757	385	—	479	(144)	—
Change of asset ceiling	278	—	—	(60)	—	—	172	—	—
Others	—	9	11	—	—	—	(1)	—	(1)
	46	43	(232)	(21)	12	(176)	(29)	28	31
Deferred income tax	(15)	(12)	82	7	(5)	63	10	(7)	(8)
Others comprehensive income	31	31	(150)	(14)	7	(113)	(19)	21	23
Translation adjustments	41	28	25	7	2	3	23	11	10
Transfers/ disposal / others	—	—	—	—	—	—	(7)	(4)	28
Accumulated other comprehensive income	(101)	(400)	(363)	(173)	(459)	(238)	(166)	(468)	(128)

vi. Risks related to plans

The Administrators of the plans have committed to strategic planning to strengthen internal controls and risk management. This commitment is achieved by conducting audits and assessments of internal controls, which aim to mitigate operational market and credit risks. Risks are presented as follow:

Legal-lawsuits: issuing periodic reports to internal audit and directors contemplating the analysis of lawyers about the possibility of loss (remote, probable or possible), aiming to support the administrative decision regarding provisions. Analysis and ongoing monitoring of developments in the legal scenario and its dissemination within the institution in order to subsidize the administrative plans, considering the impact of regulatory changes.

Actuarial-the annual actuarial valuation of the benefit plans comprises the assessment of costs, revenues and adequacy of plan funding. It also considers the monitoring of biometric, economic and financial assumptions (asset volatility, changes in interest rates, inflation, life expectancy, salaries and other).

Market-profitability projections are performed for the various plans and profiles of investments for 10 years in the management study of assets and liabilities. These projections include the risks of investments in various market segments. Furthermore, the risks for short‑term market of the plans are monitored monthly through metrics of VaR (Value at Risk) and stress testing. For exclusive investment funds of Valia, the market risk is measured daily by the custodian asset bank.

Credit-assessment of the credit quality of issuers by hiring expert consultants to evaluate financial institutions and internal assessment of payment ability of non‑financial companies. For assets of non‑financial companies, the assessment is conducted a monitoring of the company until the maturity of the security.

vii. Actuarial and economic assumptions and sensitivity analysis

All calculations involve future actuarial projections about some parameters, such as: salaries, interest, inflation, the trend of social security in Brazil (“INSS”) benefits, mortality and disability.

The economic and actuarial assumptions adopted have been formulated considering the long-term period for maturity and should therefore be analyzed accordingly. In the short term they may not be realized.

The following assumptions were adopted in the assessment:

	Brazil
	December 31, 2020			December 31, 2019
	Overfunded	Underfunded		Overfunded	Underfunded
	pension plans	pension plans	Other benefits	pension plans	pension plans	Other benefits
Discount rate to determine benefit obligation	6.62% - 7.18%	6.50%	6.16% - 7.17%	6.99% - 7.32%	7.10%	6.99% - 7.39%
Nominal average rate to determine expense/ income	6.62% - 7.18%	6.50%	N/A	6.99% - 7.32%	7.10%	N/A
Nominal average rate of salary increase	3.80%	6.00%	N/A	5.88%	6.00%	N/A
Nominal average rate of benefit increase	3.80%	6.00%	N/A	3.80%	6.00%	N/A
Immediate health care cost trend rate	N/A	N/A	6.35% - 6.91%	N/A	N/A	6.91%
Ultimate health care cost trend rate	N/A	N/A	6.35% - 6.91%	N/A	N/A	6.91%
Nominal average rate of price inflation	3.31% - 3.80%	3.50%	3.25% - 3.80%	3.80%	4.00%	3.80%

	Foreign
	December 31, 2020		December 31, 2019
	Underfunded		Underfunded
	pension plans	Other benefits	pension plans	Other benefits
Discount rate to determine benefit obligation	2.43%	2.62%	2.96%	3.04%
Nominal average rate to determine expense/ income	3.04%	3.04%	3.57%	3.66%
Nominal average rate of salary increase	3.21%	N/A	3.17%	N/A
Nominal average rate of benefit increase	3.00%	N/A	3.00%	N/A
Immediate health care cost trend rate	N/A	5.35%	N/A	5.58%
Ultimate health care cost trend rate	N/A	4.56%	N/A	4.55%
Nominal average rate of price inflation	2.08%	N/A	2.10%	N/A

For the sensitivity analysis, the Company applies the effect of 1.0% in nominal discount rate to the present value of the Company´s actuarial liability. The effects of this analysis on the Company´s actuarial liability and assumptions adopted are as follows:

	December 31, 2020
	Overfunded pension plans	Underfunded pension plans	Other benefits
Nominal discount rate-1% increase
Effect on actuarial liability balance	2,838	4,064	1,509
Assumptions made	7.62%	4.20%	4.64%
Nominal discount rate-1% reduction
Effect on actuarial liability balance	3,424	5,295	2,016
Assumptions made	5.62%	2.20%	2.64%

viii. Assets of pension plans

Brazilian plan assets as at December 31, 2020 and 2019 includes respectively (i) investments in a portfolio of Vale’s stock and other instruments in the amount of US$20 and US$27, which are presented as “Investments funds–Equity” and (ii) Brazilian Federal Government securities in the amount of US$3,612 and US$4,523, which are presented as “Debt securities governments” and “Investments funds–Fixed”

Foreign plan assets as at December 31, 2020 and 2019 includes Canadian Government securities in the amount of US$688 and US$633, respectively.

ix. Overfunded pension plans

Assets by category are as follows:

	December 31, 2020				December 31, 2019
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Debt securities-Corporate	—	42	—	42	—	48	—	48
Debt securities-Government	1,840	—	—	1,840	2,716	—	—	2,716
Investments funds-Fixed Income	2,242	—	—	2,242	2,668	—	—	2,668
Investments funds-Equity	396	—	—	396	556	—	—	556
International investments	32	—	—	32	28	—	—	28
Structured investments-Private Equity funds	—	—	126	126	—	—	157	157
Structured investments-Real estate funds	124	—	5	129	160	—	17	177
Real estate	—	—	255	255	—	—	323	323
Loans to participants	—	—	105	105	—	—	141	141
Total	4,633	42	491	5,166	6,128	48	638	6,814
Funds not related to risk plans (i)				(1,197)				(1,510)
Fair value of plan assets at end of year				3,969				5,304

(i)   Financial investments not related to coverage of overfunded pension plans. Funds are related to the Company´s unconsolidated entities and former employees.

Measurement of overfunded plan assets at fair value with no observable market variables (level 3) are as follows:

	December 31, 2020
	Private equity funds	Real estate funds	Real estate	Loans to participants	Total
Balance as at December 31, 2018	159	15	339	160	673
Return on plan assets	8	—	8	19	35
Assets purchases	1	2	4	46	53
Assets sold during the year	(4)	—	(13)	(79)	(96)
Translation adjustment	(7)	—	(15)	(5)	(27)
Balance as at December 31, 2019	157	17	323	141	638
Return on plan assets	18	(8)	9	19	38
Assets purchases	1	1	10	117	129
Assets sold during the year	(15)	—	(14)	(141)	(170)
Translation adjustment	(35)	(4)	(72)	(32)	(143)
Balance as at December 31, 2020	126	5	255	104	491

x. Underfunded pension plans

Assets by category are as follows:

	December 31, 2020				December 31, 2019
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	—	102	—	102	—	56	—	56
Equity securities	1,565	—	—	1,565	1,409	2	—	1,411
Debt securities-Corporate	—	519	—	519	—	507	—	507
Debt securities-Government	132	690	—	822	156	634	—	790
Investments funds-Fixed Income	36	158	—	194	49	339	—	388
Investments funds-Equity	1	350	—	351	2	135	—	137
Structured investments - Private Equity funds	—	—	250	250	—	—	212	212
Real estate	—	—	5	5	—	—	55	55
Loans to participants	—	—	2	2	—	—	3	3
Others	—	—	179	179	2	—	165	167
Total	1,735	1,819	437	3,991	1,618	1,673	435	3,726

Measurement of underfunded plan assets at fair value with no observable market variables (level 3) are as follows:

	Private equity funds	Real estate	Loans to participants	Others	Total
Balance as at December 31, 2018	213	51	3	165	432
Return on plan assets	11	4	—	5	20
Assets purchases	18	—	—	—	18
Assets sold during the year	(32)	—	(1)	(4)	(37)
Translation adjustment	2	—	1	(1)	2
Balance as at December 31, 2019	212	55	3	165	435
Return on plan assets	1	(1)	—	—	—
Assets purchases	20	—	—	—	20
Assets sold during the year	(33)	—	—	—	(33)
Translation adjustment	50	(49)	(1)	15	15
Balance as at December 31, 2020	250	5	2	180	437

xi. Disbursement of future cash flow

Vale expects to disburse US$57 in 2021 in relation to pension plans and other benefits.

xii. Expected benefit payments

The expected benefit payments, which reflect future services, are as follows:

	December 31, 2020
	Overfunded pension plans	Underfunded pension plans	Other benefits
2021	215	239	17
2022	220	237	18
2023	224	238	19
2024	227	239	20
2025	230	238	21
2026 and thereafter	1,177	1,175	119

b) Profit sharing program (“PLR”)

The Company recorded as cost of goods sold and services rendered and other operating expenses related to the profit sharing program US$353,  US$289 and US$503 for the years ended on December 31, 2020, 2019 and 2018, respectively.

c) Long‑term compensation plan

For the long‑term awarding of eligible executives, the Company compensation plans includes Matching Program and Performance Share Unit Program-PSU, with three to four years‑vesting cycles, respectively, with the aim of encouraging employee’s retention and stimulating their performance.

For the Matching program, the participants can acquire Vale’s common shares in the market without any benefits being provided by Vale. If the shares acquired are held for a period of three years and the participants keep it employment relationship with Vale, the participant is entitled to receive from Vale an award in shares, equivalent to the number of shares originally acquired by the executive. It should be noted that, although a specific custodian of the shares is defined by Vale, the share initially purchased by the executives have no restriction and can be sold at any time. However, if it’s done before the end of the three‑year‑vesting period, they lose the entitlement of receiving the related award paid by Vale.

For PSU program, the eligible executives have the opportunity to receive during a four year‑vesting cycle, an award equivalent to the market value of a determined number of common shares and conditioned to Vale’s performance factor measured based on indicators of total return to the shareholders (“TSR”) and Environmental, Social, and Governance ("ESG"). It is comprised by 80% of TSR metrics and 20% of ESG indicators. This award is paid in cash and can occur in cumulative installments of 20% (at the end of 2nd year), 30% (at the end of 3rd year) and 50% (at the end of 4th year), conditioned to the performance factor of each year.

Liabilities of the plans are measured at fair value at every reporting period, based on market rates. Compensation costs incurred are recognized by the defined vesting period of three or four years. For the years ended December 31, 2020, 2019 and 2018 the Company recognized in the income statement the amounts of US$71,  US$39 and US$95, respectively, related to long-term compensation plan.

Accounting policy

Employee benefits

i. Current benefits-wages, vacations and related taxes

Payments of benefits such as wages or accrued vacation, as well the related social security taxes over those benefits are recognized monthly in income, on an accruals basis.

ii. Current benefits-profit sharing program

The Company has the Annual Incentive Program (AIP) based on Team and business unit’s contribution and Company‑wide performance through operational cash generation. The Company makes an accrual based on evaluation periodic of goals achieved and Company result, using the accrual basis and recognition of present obligation arising from past events in the estimated outflow of resources in the future. The accrual is recorded as cost of goods sold and services rendered or operating expenses in accordance with the activity of each employee.

iii. Non‑current benefits-long‑term incentive programs

The Company has established a procedure for awarding certain eligible executives (Matching and Virtual Shares Programs) with the goal of encouraging employee retention and optimum performance. Plan liabilities are measured at each reporting date, at their fair values, based on market prices. Obligations are measured at each reporting date, at fair values based on market prices. The compensation costs incurred are recognized in income during the vesting period as defined.

iv. Non‑current benefits-pension costs and other post‑retirement benefits

The Company has several retirement plans for its employees.

For defined contribution plans, the Company’s obligations are limited to a monthly contribution linked to a pre‑defined percentage of the remuneration of employees enrolled into these plans.

For defined benefit plans, actuarial calculations are periodically obtained for liabilities determined in accordance with the Projected Unit Credit Method in order to estimate the Company’s obligation. The liability recognized in the statement of financial position represents the present value of the defined benefit obligation as at that date, less the fair value of plan assets. The Company recognized in the income statement the costs of services, the interest expense of the obligations and the interest income of the plan assets. The remeasurement of gains and losses, return on plan assets (excluding the amount of interest on return of assets, which is recognized in income for the year) and changes in the effect of the ceiling of the active and onerous liabilities are recognized in comprehensive income for the year.

For overfunded plans, the Company does not recognize any assets or benefits in the statement of financial position or income statement until such time as the use of the surplus is clearly defined. For underfunded plans, the Company recognizes actuarial liabilities and results arising from the actuarial valuation.

Critical accounting estimates and judgments

Post‑retirement benefits for employees-The amounts recognized depend on several factors that are determined based on actuarial calculations using various assumptions in order to determine costs and liabilities. One of these assumptions is selection and use of the discount rate. Any changes to these assumptions will affect the amount recognized.

At the end of each year the Company and external actuaries review the assumptions that will be used for the following year. These assumptions are used in determining the fair values of assets and liabilities, costs and expenses and the future values of estimated cash outflows, which are recorded in the plan obligations.